Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Classes Of Inventories [Abstract]
Summary of Classes of Inventories

	Balance as of
Classes of Inventories	12-31-2019	12-31-2018
	ThCh$	ThCh$
Supplies for Production	18,352,464	34,384,583
Gas	2,287,934	5,712,979
Oil	3,888,712	2,684,688
Coal	12,175,818	25,986,916
Supplies for projects and spare parts	11,321,626	9,386,198
Total	29,674,090	43,770,781